Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Roll forward of the fair value of the asset, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	$ 3,379
Expense recognized	(1,361)	3,482
Change in fair value	664	(103)
Balance at the end of the period	2,682	3,379
Roll forward of the fair value of the liabilities, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	10,920
Additions	8,591	10,759
Change in fair value	2,430	161
Balance at the end of the period	$ 21,941	$ 10,920